Other Assets	12 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
9 OTHER ASSETS
The other assets consist of the following:

	As of March 31,
	2020	2021
	RMB	RMB
Prepayments and other current assets
Receivables from third-party payment service providers (1)	28,703	21,231
Receivables of technology service	20,460	17,155
Other prepaid expenses	15,987	11,504
VAT receivables	12,187	10,931
Deposits	6,699	3,054
Receivables of financing facilitation service	4,054	2,844
Prepaid promotion fees	3,468	2,065
Employee loans and advances	634	267
Interest receivable	735	246
Others	7,703	10,073
Less: Allowance for doubtful accounts	(1,522)	(1,691)

Total prepayments and other current assets	99,108	77,679

Other non-current assets
Prepayment for office building (2)	—	146,300
Long-term deposit	13,656	16,284
Prepayment for trademark	527	527

Total non-current assets	14,183	163,111

(1)
Receivables from third party payment service providers represent cash due from the Group’s third party on-line
payment service providers in relation to their processing of payments to the Group. As of March 31, 2020 and 2021, no allowance for doubtful accounts was provided for these receivables.

(2)
On August 8, 2020, the Group entered into an agreement with a third-party company to purchase an office building located in Hangzhou, China for a total consideration of RMB209,000. The building is under construction and is scheduled to be completed and delivered to the Group in 2023. As of March 31, 2021, the Group has paid RMB146,300 for the office building purchase. The remaining installments of RMB62,700 are expected to be made in the next three years (Note 22(b)).

The movement of allowance for doubtful accounts is analyzed as follows:

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB

Balance at beginning of year	(563)	(563)	(1,522)
Additions	—	(959)	(169)

Balance at end of year	(563)	(1,522)	(1,691)